Derivative Instruments	12 Months Ended
Jun. 30, 2014
DERIVATIVE INSTRUMENTS [Abstract]
Derivative Instruments
20.	DERIVATIVE INSTRUMENTS

Interest-rate swap agreement

The Group uses interest rate swaps to convert a portion of its variable interest rate debt to fixed interest rate debt. The interest rate swap has a notional amount of US$20,000 with a fixed interest rate of 2.25% per annum, ending in August 2014. The interest rate swap was initiated by one of the Group’s shareholders in February 2013 and was subsequently novated to the Company in July 2013. The fair value of this derivative instrument liability was RMB167 at the time of novation and the amount is recorded as a receivable from that shareholder (Note 18(a)).

Foreign exchange forward contracts

On July 31, 2013, the Company entered into two foreign exchange forward contracts for US$14,000 and US$6,000, respectively. The US$14,000 forward contract will mature in August 2014 and the US$6,000 forward contract will mature in February 2014. The foreign exchange forward contracts were initiated by one of the Company’s shareholders in February 2013 and were novated to the Company in July 2013. The fair value of these derivative instrument liabilities were RMB2,211 at the time of novation and the amount is receivable from that shareholder (Note 18(a)). The two foreign exchange forward contracts have been settled when related bank loan facilities have been repaid in February and March, 2014, respectively (Note 10). As these instruments are related to economic hedges on the Company’s bank loans, the cash flows are classified as financing activities.

All the derivatives of the Company are entered into for risk management purposes. The Group did not enter into any derivatives for trading or speculative purposes. And there is no cash collateral under the derivative contracts.

Derivatives are recognized on the balance sheet at their fair values and changes in the fair values are recognized in other income, net. The following table presents the fair value of derivatives outstanding at June 30, 2014 and amounts of gains (losses) recorded for the year ended June 30, 2014:

	Balance sheet classification	Fair value (liability) as of June 30, 2014 RMB	Affected line item in the consolidation statements of comprehensive income RMB	Gain/(loss) recognized in income for the year ended June 30, 2014 RMB
Derivative instruments not designated as hedges:
Interest-rate swap agreement	Accrued expenses and other current liabilities	(33)	Other income, net	134
Foreign exchange forward contracts	Accrued expenses and other current liabilities	—		(2,295)

Total derivative instruments not designated as hedges		(33)		(2,161)

Total derivative instruments		(33)		(2,161)

There was no derivative instrument as of June 30, 2013.